Contributed Equity - Summary of Shares Issued (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Issued capital	$ 542,105,187	$ 446,272,203
Issued Equity [member]
Disclosure of classes of share capital [line items]
Number of shares issued	265,306,081	321,066,394
Issued capital	$ 100,674,639	$ 83,009,452
Issued Equity [member] | 0.38 Issue Price [member]
Disclosure of classes of share capital [line items]
Share issued under Retail Entitlement Offer	28,063,871
Shares issued under Institutional Placement	235,713,860
Issue price of share issued under Retail Entitlement Offer	$ 0.38
Issue price of shares issued under Institutional Placement	$ 0.38
Share issued under Retail Entitlement Offer	$ 10,664,271
Shares issued under Institutional Placement	$ 89,571,267
Issued Equity [member] | 0.29 Issue Price [member]
Disclosure of classes of share capital [line items]
Performance rights exercised pre-share consolidation	1,528,350
Performance rights exercised pre share consolidation	$ 0.29
Performance rights exercised pre share consolidation	$ 439,101
Issued Equity [member] | 0.26 Issue Price [member]
Disclosure of classes of share capital [line items]
Share issued under Retail Entitlement Offer		47,145,743
Shares issued under Institutional Placement		260,864,840
Issue price of share issued under Retail Entitlement Offer		$ 0.26
Issue price of shares issued under Institutional Placement		$ 0.26
Share issued under Retail Entitlement Offer		$ 12,257,894
Shares issued under Institutional Placement		$ 67,824,858
Issued Equity [member] | 0.27 Issue Price [member]
Disclosure of classes of share capital [line items]
Performance rights exercised pre-share consolidation		6,908,380
Performance rights exercised pre share consolidation		$ 0.27
Performance rights exercised pre share consolidation		$ 1,881,688
Issued Equity [member] | 0.17 Issue Price [member]
Disclosure of classes of share capital [line items]
Convertible notes exercised shares		6,147,431
Convertible notes exercise price per share		$ 0.17
Convertible notes exercised value		$ 1,045,012